Note 9 - Debt (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Debt [Table Text Block]
Bank / Vessel(s)	December 31,	December 31,
	2017	2018
Total long term debt:
ABN (M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant)	53,538	52,288
NORD/LB (M/T Stenaweco Excellence)	20,116	18,071
Alpha Bank (M/T Stenaweco Elegance)	22,150	20,550
AT Bank (M/T Eco Palm Desert)	-	23,175
Total long term debt	95,804	114,084
Less: Deferred finance fees	(2,038)	(2,516)
Total long term debt net of deferred finance fees	93,766	111,568

Presented
Current portion of long term debt	9,508	10,210
Long term debt	84,258	101,358

Long term debt from related parties:
Family Trading facility	-	24,744
Less debt discounts		(9,073)
Long term debt from related parties net of debt discounts	-	15,671

Short Term Debt:
Unsecured Notes	8,878	-
AT Bank first predelivery facility (M/T Eco Palm Desert)	1,499	-
AT Bank second predelivery facility (M/T Eco California)	-	10,140
Alpha Bank predelivery facility	-	3,380
Less: Deferred finance fees	(194)	(104)
Current portion of loans net of deferred finance fees	10,183	13,416

Total Debt net of deferred finance fees and debt discounts	103,949	140,655

Schedule of Increase (Decrease) In Notes Payable [Table Text Block]
Agreement date	Amount drawn	Interest	Amount settled	Amounts forgiven
November 13, 2017	17,500	11	(17,500)	-
December 14, 2017	24,269	75	(24,089)	(180)
	41,769	86	(41,589)	(180)

Schedule of Increase (Decrease) In Line of Credit Facilities [Table Text Block]
Agreement date	Amount drawn	Fees	Interest	Amount settled	Amounts forgiven	Maturity	Counterparty
February 6, 2017	3,500	210	22	(3,500)	-	May 15, 2017	Kalani
March 22, 2017	5,000	200	7	(5,000)	-	October 7, 2017	Kalani
March 28, 2017	10,000	-	24	(10,000)	-	August 25, 2017	Kalani
April 5, 2017	7,700	-	42	(7,700)	-	September 4, 2017	Kalani
May 15, 2017	5,000	-	28	(3,882)	(1,118)	August 23, 2017	Xanthe
June 26, 2017	3,000	-	2	(3,000)	-	October 24, 2017	Kalani
July 12, 2017	3,060	60	16	(3,060)	-	November 7, 2017	Xanthe
September 15, 2017	2,020	20	6	(2,020)	-	December 14, 2017	Xanthe
	39,280	490	147	(38,162)	(1,118)

Schedule of Principle Repayments [Table Text Block]
Years
December 31, 2019	24,239
December 31, 2020	9,650
December 31, 2021	21,015
December 31, 2022	29,077
December 31, 2023	29,611
December 31, 2024 and thereafter	38,756
Total	152,348